UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | JHI

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 93.49% (62.88% of Total Investments)				$155,953,082

(Cost $152,367,735)

Consumer Discretionary 17.87%				29,811,435

Auto Components 1.52%
Allison Transmission, Inc. (S)	7.125	05/15/19	$550,000	553,438
Allison Transmission, Inc. (S)	11.000	11/01/15	886,000	935,824
Exide Technologies	8.625	02/01/18	1,270,000	1,047,750

Automobiles 0.14%
Chrysler Group LLC (S)	8.250	06/15/21	240,000	229,200

Hotels, Restaurants & Leisure 5.80%
CCM Merger, Inc. (S)(Z)	8.000	08/01/13	2,145,000	2,080,650
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	10.500	07/01/19	2,000,000	1,950,000
Greektown Superholdings, Inc.	13.000	07/01/15	2,179,000	2,331,530
Jacobs Entertainment, Inc.	9.750	06/15/14	1,000,000	940,000
Landry's Acquisition Company (S)	11.625	12/01/15	65,000	69,713
Landry's, Inc. (Z)	11.625	12/01/15	360,000	386,100
Little Traverse Bay Bands of Odawa Indians (S)(Z)	9.000	08/31/20	328,000	278,800
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	275,000	112,761
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,000,000	85,000
Mohegan Tribal Gaming Authority (Z)	7.125	08/15/14	1,000,000	670,000
Waterford Gaming LLC (S)(Z)	8.625	09/15/14	836,576	395,394
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	351,000	374,693

Household Durables 0.40%
Standard Pacific Corp.	8.375	05/15/18	140,000	142,100
Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02/03/22	510,000	521,879

Leisure Equipment & Products 0.31%
Easton-Bell Sports, Inc. (Z)	9.750	12/01/16	465,000	513,825

Media 6.74%
AMC Entertainment, Inc. (Z)	8.750	06/01/19	350,000	369,250
CCH II LLC	13.500	11/30/16	482,243	555,785
Cinemark USA, Inc.	7.375	06/15/21	365,000	384,163
Cinemark USA, Inc. (Z)	8.625	06/15/19	245,000	269,500
Clear Channel Communications, Inc.	10.750	08/01/16	1,385,000	1,031,825
Clear Channel Communications, Inc., PIK	11.000	08/01/16	1,806,617	1,300,764
DIRECTV Holdings LLC (Z)	5.875	10/01/19	355,000	405,470
News America, Inc. (Z)	7.750	01/20/24	980,000	1,224,069
Quebecor Media, Inc. (Z)	7.750	03/15/16	95,000	97,850
Sirius XM Radio, Inc. (S)(Z)	8.750	04/01/15	2,000,000	2,235,000
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	483,527
Videotron Ltee (Z)	6.375	12/15/15	300,000	306,375
WMG Acquisition Corp. (S)(Z)	11.500	10/01/18	685,000	698,700
XM Satellite Radio, Inc. (S)(Z)	13.000	08/01/13	1,650,000	1,881,000

Multiline Retail 1.40%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	215,000	242,547
Michaels Stores, Inc. (Z)	11.375	11/01/16	1,975,000	2,093,303

Specialty Retail 1.20%
Automotores Gildemeister SA (S)(Z)	8.250	05/24/21	720,000	738,000
Hillman Group, Inc.	10.875	06/01/18	290,000	297,975
Sonic Automotive, Inc. (Z)	9.000	03/15/18	145,000	155,875
Staples, Inc. (Z)	9.750	01/15/14	500,000	573,019

1

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Toys R Us Property Company II LLC	8.500	12/01/17	$225,000	$241,031

Textiles, Apparel & Luxury Goods 0.36%
PVH Corp. (Z)	7.375	05/15/20	550,000	607,750

Consumer Staples 4.89%				8,154,932

Beverages 1.09%
Corp. Lindley SA (S)	6.750	11/23/21	245,000	259,700
SABMiller Holdings, Inc. (S)	3.750	01/15/22	1,500,000	1,562,792

Food Products 2.02%
BFF International, Ltd. (S)(Z)	7.250	01/28/20	1,000,000	1,105,000
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,072,280
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	350,000	363,125
Marfrig Holding Europe BV (S)(Z)	8.375	05/09/18	600,000	504,000
Post Holdings, Inc. (S)	7.375	02/15/22	130,000	135,200
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	188,563

Household Products 0.82%
Reynolds Group Issuer, Inc. (S)	9.250	05/15/18	390,000	389,025
Yankee Candle Company, Inc. (Z)	8.500	02/15/15	655,000	668,919
Yankee Candle Company, Inc., Series B (Z)	9.750	02/15/17	315,000	315,788

Personal Products 0.46%
Hypermarcas SA (S)(Z)	6.500	04/20/21	600,000	561,000
Revlon Consumer Products Corp. (Z)	9.750	11/15/15	185,000	197,950

Tobacco 0.50%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	831,590

Energy 12.95%				21,607,798

Energy Equipment & Services 3.67%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	637,500
Gazprom OAO Via RBS AG (S)(Z)	9.625	03/01/13	1,000,000	1,072,500
Inkia Energy, Ltd. (S)(Z)	8.375	04/04/21	1,400,000	1,400,000
Offshore Group Investments, Ltd. (Z)	11.500	08/01/15	2,475,000	2,741,063
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	280,900

Oil, Gas & Consumable Fuels 9.28%
Afren PLC (S)	11.500	02/01/16	1,600,000	1,688,000
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	740,000	732,600
Arch Coal, Inc. (S)	7.000	06/15/19	260,000	260,650
Arch Coal, Inc. (S)	7.250	06/15/21	470,000	472,350
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,132,085
EV Energy Partners LP	8.000	04/15/19	405,000	418,163
Forbes Energy Services, Ltd.	9.000	06/15/19	295,000	281,725
Linn Energy LLC (Z)	8.625	04/15/20	390,000	432,900
McMoRan Exploration Company (Z)	11.875	11/15/14	1,100,000	1,166,000
Niska Gas Storage US LLC (Z)	8.875	03/15/18	565,000	543,106
Pan American Energy LLC (S)(Z)	7.875	05/07/21	350,000	369,250
Pertamina Persero PT (S)(Z)	6.500	05/27/41	260,000	280,800
Petroleos Mexicanos (Z)	4.875	03/15/15	1,000,000	1,065,000
Petroleos Mexicanos (Z)	6.000	03/05/20	360,000	403,200
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,175,914
RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03/15/17	1,250,000	1,340,625
Regency Energy Partners LP (Z)	9.375	06/01/16	1,140,000	1,265,400
Thermon Industries, Inc. (Z)	9.500	05/01/17	1,332,000	1,435,230

2

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Valero Energy Corp. (Z)	4.500	02/01/15	$205,000	$220,474
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	233,894
W&T Offshore, Inc.	8.500	06/15/19	525,000	558,469

Financials 22.23%				37,091,544

Capital Markets 3.87%
Credit Suisse AG (Z)	6.000	02/15/18	2,000,000	2,097,400
Knight Capital Group, Inc. (Z)	3.500	03/15/15	250,000	238,750
Morgan Stanley (Z)	3.800	04/29/16	1,000,000	971,965
Morgan Stanley (Z)	6.000	04/28/15	1,000,000	1,053,705
The Goldman Sachs Group, Inc. (Z)	3.625	02/07/16	1,000,000	996,376
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,098,196

Commercial Banks 5.16%
Banco de Galicia y Buenos Aires (S)(Z)	8.750	05/04/18	410,000	391,960
BanColombia SA (Z)	5.950	06/03/21	560,000	567,000
Barclays Bank PLC (Z)	5.140	10/14/20	1,595,000	1,529,632
GTB Finance B.V. (S)(Z)	7.500	05/19/16	285,000	294,263
National City Bank of Indiana (Z)	4.250	07/01/18	2,000,000	2,018,510
Sberbank of Russia Via SB Capital SA (S)	6.125	02/07/22	1,000,000	1,000,000
State Bank of India/London (S)(Z)	4.500	07/27/15	500,000	507,320
Wachovia Corp. (Z)	5.750	02/01/18	2,000,000	2,304,080

Consumer Finance 0.97%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,087,598
SLM Corp. (Z)	8.450	06/15/18	485,000	525,013

Diversified Financial Services 4.30%
Alfa Bank OJSC (S)(Z)	7.750	04/28/21	300,000	283,500
Bank of America Corp. (Z)	3.750	07/12/16	2,000,000	1,969,964
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.257	02/15/12	31,250	31,244
Corp Andina de Fomento (Z)	3.750	01/15/16	690,000	702,094
DTEK Finance BV (S)	9.500	04/28/15	1,000,000	973,750
Gruposura Finance (S)(Z)	5.700	05/18/21	440,000	451,000
Intercorp Retail Trust (S)	8.875	11/14/18	305,000	322,538
JPMorgan Chase & Company (Z)	3.450	03/01/16	2,000,000	2,060,412
Nationstar Mortgage	10.875	04/01/15	375,000	372,188

Insurance 3.03%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	745,296
Liberty Mutual Group, Inc. (S)(Z)	7.300	06/15/14	750,000	801,845
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	349,650
MetLife, Inc. (Z)	6.817	08/15/18	2,000,000	2,426,962
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)(Z)	8.300	10/15/37	520,000	488,800
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	246,566

Investment Companies 0.91%
IPIC GMTN Ltd. (S)(Z)	5.500	03/01/22	1,500,000	1,518,750

Real Estate Investment Trusts 1.87%
Dexus Property Group (S)(Z)	7.125	10/15/14	1,000,000	1,094,738
DuPont Fabros Technology LP (Z)	8.500	12/15/17	350,000	384,125
Health Care REIT, Inc. (Z)	6.200	06/01/16	345,000	377,691
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	382,096
Servicios Corporativos Javer SAPI de CV (S)	9.875	04/06/21	1,000,000	885,000

3

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 2.12%
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	$1,000,000	$937,500
Realogy Corp.	11.500	04/15/17	1,095,000	963,600
Realogy Corp.	12.000	04/15/17	1,843,221	1,640,467

Health Care 2.00%				3,334,422

Health Care Providers & Services 1.50%
AmerisourceBergen Corp. (Z)	3.500	11/15/21	1,000,000	1,060,444
BioScrip, Inc.	10.250	10/01/15	510,000	525,300
Community Health Systems, Inc.	8.875	07/15/15	30,000	31,200
Emergency Medical Services Corp.	8.125	06/01/19	100,000	102,000
ExamWorks Group, Inc. (S)	9.000	07/15/19	680,000	646,000
HCA, Inc.	7.500	02/15/22	130,000	139,100

Pharmaceuticals 0.50%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	436,268	450,447
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	345,000	379,931

Industrials 10.27%				17,125,947

Aerospace & Defense 1.26%
Ducommun, Inc. (S)	9.750	07/15/18	160,000	163,600
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	885,000	975,713
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	400,000	423,000
TransDigm, Inc.	7.750	12/15/18	495,000	542,025

Airlines 5.65%
America West Airlines 2001-1 Pass Through Trust (Z)	7.100	04/02/21	433,594	411,914
American Airlines 2011-1 Class B Pass Through Trust (S)(Z)	7.000	01/31/18	1,303,922	1,225,686
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	222,631	237,102
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	150,489	148,232
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	703,397	759,668
Delta Air Lines, Inc. (S)(Z)	9.500	09/15/14	1,186,000	1,263,090
Delta Air Lines, Inc. (S)(Z)	12.250	03/15/15	410,000	436,650
Global Aviation Holdings, Inc. (H)	14.000	08/15/13	1,263,000	985,140
TAM Capital 3, Inc. (S)(Z)	8.375	06/03/21	505,000	522,675
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	885,800
United Air Lines, Inc. (S)(Z)	12.000	11/01/13	820,000	865,100
United Air Lines, Inc. (Z)	12.750	07/15/12	672,725	702,997
United Airlines 2009-1 Pass Through Trust (Z)	10.400	11/01/16	272,589	307,344
United Airlines 2009-2A Pass Through Trust (Z)	9.750	01/15/17	596,944	671,562

Building Products 0.30%
Euramax International, Inc.	9.500	04/01/16	120,000	98,700
Nortek, Inc. (S)	8.500	04/15/21	235,000	223,250
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	172,320

Commercial Services & Supplies 1.61%
ACCO Brands Corp. (Z)	10.625	03/15/15	615,000	682,712
Avis Budget Car Rental LLC (Z)	9.625	03/15/18	345,000	376,913
Garda World Security Corp. (S)(Z)	9.750	03/15/17	765,000	797,513
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	830,300

Electrical Equipment 0.18%
Coleman Cable, Inc. (Z)	9.000	02/15/18	295,000	300,900

Industrial Conglomerates 0.24%
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	385,000	407,991

4

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Machinery 0.44%
Lonking Holdings, Ltd. (S)(Z)	8.500	06/03/16	$505,000	$459,550
Thermadyne Holdings Corp.	9.000	12/15/17	260,000	273,000

Marine 0.10%
Navios South American Logistics, Inc. (S)(Z)	9.250	04/15/19	200,000	164,000

Road & Rail 0.43%
Western Express, Inc. (S)(Z)	12.500	04/15/15	1,395,000	718,425

Trading Companies & Distributors 0.06%
Aircastle, Ltd. (S)	9.750	08/01/18	85,000	93,075

Information Technology 1.71%				2,853,975

Computers & Peripherals 0.36%
Seagate HDD Cayman (S)(Z)	7.000	11/01/21	565,000	604,550

Electronic Equipment, Instruments & Components 0.92%
CDW LLC	8.000	12/15/18	500,000	537,500
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	316,825
STATS ChipPAC, Ltd. (S)(Z)	7.500	08/12/15	630,000	674,100

IT Services 0.43%
Brightstar Corp. (S)(Z)	9.500	12/01/16	700,000	721,000

Materials 9.90%				16,514,591

Chemicals 1.63%
American Pacific Corp. (Z)	9.000	02/01/15	565,000	548,050
Braskem Finance, Ltd. (S)(Z)	5.750	04/15/21	200,000	199,500
Fufeng Group, Ltd. (S)(Z)	7.625	04/13/16	985,000	839,713
The Dow Chemical Company (Z)	5.900	02/15/15	1,000,000	1,126,976

Construction Materials 0.80%
Cemex SAB de CV (S)	9.000	01/11/18	1,000,000	870,000
China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05/25/16	350,000	336,000
Vulcan Materials Company	7.500	06/15/21	120,000	131,100

Containers & Packaging 2.56%
AEP Industries, Inc.	8.250	04/15/19	355,000	372,750
Berry Plastics Corp. (Z)	8.250	11/15/15	770,000	825,825
Berry Plastics Corp.	9.750	01/15/21	500,000	522,500
Cascades, Inc. (Z)	7.875	01/15/20	240,000	246,600
Graphic Packaging International, Inc. (Z)	7.875	10/01/18	236,000	257,240
Graphic Packaging International, Inc. (Z)	9.500	06/15/17	185,000	203,963
Pretium Packaging LLC	11.500	04/01/16	160,000	158,400
Sealed Air Corp. (S)(Z)	8.375	09/15/21	1,500,000	1,687,500

Metals & Mining 4.15%
APERAM (S)(Z)	7.750	04/01/18	300,000	256,500
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	270,000
Essar Steel Algoma, Inc. (S)(Z)	9.375	03/15/15	500,000	497,500
Gerdau Holdings, Inc. (S)(Z)	7.000	01/20/20	360,000	392,400
Metinvest BV (S)(Z)	8.750	02/14/18	555,000	482,850
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	1,000,000	703,750
Rain CII Carbon LLC (S)	8.000	12/01/18	945,000	980,438
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	967,403
Ryerson, Inc. (Z)	12.000	11/01/15	1,000,000	1,010,000
SunCoke Energy, Inc.	7.625	08/01/19	105,000	106,050

5

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Teck Resources, Ltd. (Z)	10.750	05/15/19	$240,000	$293,388
Vedanta Resources PLC (S)(Z)	8.250	06/07/21	795,000	643,950
Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04/08/16	425,000	325,125

Paper & Forest Products 0.76%
AbitibiBowater, Inc. (S)(Z)	10.250	10/15/18	628,000	708,070
Boise Paper Holdings LLC (Z)	8.000	04/01/20	515,000	551,050

Telecommunication Services 8.52%				14,206,015

Communications Equipment 0.15%
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	256,250

Diversified Telecommunication Services 3.88%
Axtel SAB de CV (S)(Z)	7.625	02/01/17	810,000	615,600
Axtel SAB de CV (S)(Z)	9.000	09/22/19	260,000	205,400
Cincinnati Bell, Inc.	8.750	03/15/18	540,000	519,750
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	504,825
Frontier Communications Corp. (Z)	8.750	04/15/22	435,000	430,650
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	370,000	363,484
GXS Worldwide, Inc. (Z)	9.750	06/15/15	430,000	421,400
Intelsat Luxembourg SA (Z)	11.250	02/04/17	1,470,000	1,484,700
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	390,000	391,950
Satmex Escrow SA de CV	9.500	05/15/17	404,000	420,160
Telecom Italia Capital SA (Z)	6.175	06/18/14	1,105,000	1,110,525

Wireless Telecommunication Services 4.49%
CC Holdings GS V LLC (S)(Z)	7.750	05/01/17	410,000	445,363
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	781,514
Nextel Communications, Inc. (Z)	7.375	08/01/15	1,340,000	1,296,450
NII Capital Corp. (Z)	10.000	08/15/16	320,000	364,000
SBA Tower Trust (S)(Z)	5.101	04/15/17	580,000	621,644
Sprint Capital Corp. (Z)	6.900	05/01/19	1,000,000	852,500
Sprint Capital Corp. (Z)	8.750	03/15/32	1,065,000	894,600
Sprint Nextel Corp. (S)	11.500	11/15/21	2,150,000	2,225,250

Utilities 3.15%				5,252,423

Electric Utilities 2.66%
Beaver Valley II Funding (Z)	9.000	06/01/17	468,000	489,579
BVPS II Funding Corp. (Z)	8.890	06/01/17	475,000	528,746
CE Generation LLC (Z)	7.416	12/15/18	474,000	496,515
Centrais Eletricas do Para SA (S)(Z)	10.500	06/03/16	415,000	415,283
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,108,790
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	230,815	239,194
PNPP II Funding Corp. (Z)	9.120	05/30/16	239,000	257,224
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	155,000	117,025
United Maritime Group LLC (Z)	11.750	06/15/15	475,000	482,125
W3A Funding Corp. (Z)	8.090	01/02/17	299,538	296,111

Independent Power Producers & Energy Traders 0.49%
NRG Energy, Inc. (Z)	7.375	01/15/17	795,000	821,831

6

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Convertible Bonds 1.59% (1.07% of Total Investments)				$2,656,570

(Cost $2,498,791)

Consumer Discretionary 0.50%				827,320

Media 0.50%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	$592,000	827,320

Health Care 0.50%				838,750

Health Care Equipment & Supplies 0.50%
NuVasive, Inc. (Z)	2.750	07/01/17	1,000,000	838,750

Industrials 0.30%				500,500

Airlines 0.30%
United Continental Holdings, Inc. (Z)	4.500	06/30/21	550,000	500,500

Materials 0.29%				490,000

Containers & Packaging 0.29%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	500,000	490,000

Capital Preferred Securities (a) 0.36% (0.24% of Total Investments)				$605,500

(Cost $700,000)

Financials 0.36%				605,500

Commercial Banks 0.36%
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	605,500

U.S. Government & Agency Obligations 34.20% (23.00% of Total Investments)				$57,040,237

(Cost $55,908,351)

U.S. Government 7.30%				12,173,427

U.S. Treasury Bonds
Bond	3.750	08/15/41	390,000	454,777
U.S. Treasury Notes
Note	0.875	12/31/16	2,530,000	2,553,521
Note (Z)	2.000	04/30/16	7,000,000	7,432,579
Note	2.000	11/15/21	1,120,000	1,140,651
U.S. Treasury Strips, PO (Z)	2.907	11/15/30	1,025,000	591,899

U.S. Government Agency 26.90%				44,866,810

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru CTF (Z)	5.000	03/01/41	3,262,222	3,578,977
30 Yr Pass Thru CTF	6.500	06/01/37	40,499	45,018
30 Yr Pass Thru CTF (Z)	6.500	10/01/37	85,730	95,188
30 Yr Pass Thru CTF	6.500	11/01/37	182,564	202,703
30 Yr Pass Thru CTF	6.500	12/01/37	79,300	88,048
30 Yr Pass Thru CTF	6.500	03/01/38	332,687	370,114
Federal National Mortgage Association
30 Yr Pass Thru CTF	4.000	12/01/40	6,690,995	7,143,671
30 Yr Pass Thru CTF	4.000	09/01/41	5,443,225	5,774,913
30 Yr Pass Thru CTF	4.000	10/01/41	2,575,463	2,740,449
30 Yr Pass Thru CTF	4.000	11/01/41	2,601,962	2,753,197
30 Yr Pass Thru CTF (Z)	4.500	10/01/40	3,949,171	4,258,643

7

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

30 Yr Pass Thru CTF	5.000	02/01/41	$528,014	$570,084
30 Yr Pass Thru CTF	5.000	04/01/41	959,568	1,054,314
30 Yr Pass Thru CTF (Z)	5.500	06/01/38	8,265,321	9,007,823
30 Yr Pass Thru CTF	5.500	08/01/40	368,097	400,819
30 Yr Pass Thru CTF	6.000	05/01/37	2,012,072	2,218,953
30 Yr Pass Thru CTF (Z)	6.500	07/01/36	732,223	819,031
30 Yr Pass Thru CTF (Z)	6.500	10/01/37	481,303	538,213
30 Yr Pass Thru CTF (Z)	6.500	01/01/39	2,867,583	3,206,652

Foreign Government Obligations 4.05% (2.72% of Total Investments)				$6,750,776

(Cost $6,492,180)

Argentina 1.41%				2,345,000

City of Buenos Aires (S)(Z)	12.500	04/06/15	1,700,000	1,853,000
Provincia de Neuquen Argentina (S)	7.875	04/26/21	480,000	492,000

Canada 0.47%				789,872

Province of Ontario	3.150	12/15/17	735,000	789,872

Georgia 0.12%				206,250

Republic of Georgia (S)(Z)	6.875	04/12/21	200,000	206,250

Mexico 0.51%				843,840

Government of Mexico
Bond (Z)	5.125	01/15/20	315,000	357,840
Bond (Z)	5.875	02/17/14	450,000	486,000

Peru 0.14%				232,750

Republic of Peru (Z)	7.350	07/21/25	175,000	232,750

Poland 0.61%				1,014,000

Republic of Poland
Bond (Z)	5.000	03/23/22	1,000,000	1,014,000

South Korea 0.13%				213,171

Republic of Korea (Z)	4.375	08/10/15	205,000	213,171

Ukraine 0.66%				1,105,893

City of Kyiv (S)	9.375	07/11/16	1,285,000	1,105,893

Term Loans (M) 1.54% (1.04% of Total Investments)				$2,574,827

(Cost $2,790,528)

Consumer Discretionary 0.50%				841,273

PRIMEDIA, Inc.	7.500	01/13/18	945,250	841,273

Consumer Staples 0.14%				242,629

Revlon Consumer Products Corp.	4.750	11/17/17	243,775	242,629

Health Care 0.20%				334,783

National Mentor Holdings, Inc.	7.000	02/09/17	347,375	334,783

Industrials 0.41%				676,476

Delta Air Lines, Inc.	5.500	04/20/17	696,500	676,476

8

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services 0.29%				$479,666

LightSquared LP	12.000	10/01/14	$1,015,167	479,666

Collateralized Mortgage Obligations 6.38% (4.29% of Total Investments)				$10,637,495

(Cost $10,608,266)

Commercial & Residential 5.77%				9,630,766

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.136	12/25/46	7,532,522	477,379
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	206,079
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.534	04/25/35	393,093	9,114
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09/20/46	39,453,282	2,563,737
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.326	12/25/34	253,800	28,384
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,698,957	1,850,346
Series 2004-9, Class B1 (P)	3.099	08/25/34	765,448	282,266
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.172	09/19/35	4,625,780	227,355
Series 2007-3, Class ES IO	0.350	05/19/47	8,019,514	50,122
Series 2007-4, Class ES IO	0.350	07/19/47	9,864,621	61,259
Series 2007-6, Class ES IO (S)	0.342	08/19/37	6,701,481	42,286
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	299,475	25,413
Series 2005-AR18, Class 1X IO	2.056	10/25/36	9,322,063	618,892
Series 2005-AR18, Class 2X IO	1.722	10/25/36	8,789,473	426,729
Series 2005-AR5, Class B1 (P)	2.601	05/25/35	214,649	1,682
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	995,000	1,041,409
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.659	05/25/35	353,476	52,406
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.500	01/25/45	12,952,652	609,661
Series 2005-AR4, Class B1 (P)	2.565	04/25/35	1,376,687	258,404
Series 2005-AR6, Class X IO	1.456	04/25/45	7,967,653	418,410
Series 2005-AR8, Class X IO	1.634	07/25/45	7,286,269	379,433

U.S. Government Agency 0.61%				1,006,729

Federal National Mortgage Association
Series 398, Class C3 IO (Z)	4.500	05/25/39	1,209,542	144,897
Series 402, Class 3 IO (Z)	4.000	11/25/39	1,003,425	111,150
Series 402, Class 4 IO (Z)	4.000	10/25/39	1,731,032	194,505
Series 407, Class 15 IO (Z)	5.000	01/25/40	1,407,507	214,275
Series 407, Class 21 IO (Z)	5.000	01/25/39	1,213,338	142,961
Series 407, Class 7 IO (Z)	5.000	03/25/41	1,005,465	161,754
Series 407, Class 8 IO (Z)	5.000	03/25/41	248,830	37,187

9

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
Rate (%)		date		Value

Asset Backed Securities 1.54% (1.04% of Total Investments)				$2,574,079

(Cost $2,532,580)

Asset Backed Securities 1.54%				2,574,079

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09/20/22	$170,000	156,400
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	35,736	35,560
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.456	06/25/36	793,021	626,962
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S) (Z)	7.629	04/25/37	1,000,000	1,011,360
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	705,600	743,797

			Shares	Value

Common Stocks 1.92% (1.29% of Total Investments)				$3,196,827

(Cost $4,633,547)

Consumer Discretionary 0.23%				375,218

Hotels, Restaurants & Leisure 0.05%
Greektown Superholdings, Inc. (I)			977	73,695

Media 0.18%
Charter Communications, Inc., Class A (I)(Z)			4,301	247,910
Dex One Corp. (I)			20,979	35,245
Vertis Holdings, Inc.			34,015	18,368

Energy 0.63%				1,050,000

Oil, Gas & Consumable Fuels 0.63%
YPF SA, ADR			30,000	1,050,000

Materials 1.06%				1,771,609

Containers & Packaging 1.06%
Rock-Tenn Company, Class A (Z)			28,639	1,771,609

			Shares	Value

Preferred Securities (b) 2.88% (1.94% of Total Investments)				$4,809,250

(Cost $5,177,753)

Consumer Discretionary 1.31%				2,184,450

Automobiles 0.13%
General Motors Company, Series B, 4.750% (Z)			5,290	211,917

Hotels, Restaurants & Leisure 0.86%
Greektown Superholdings, Inc., Series A (I)			19,074	1,438,752

Media 0.32%
Nielsen Holdings NV, 6.250%			950,000	533,781

10

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

			Shares	Value

Financials 1.25%				$2,082,800

Commercial Banks 0.64%
Zions Bancorporation, Series E, 11.000% (Z)			40,000	1,064,400

Real Estate Investment Trusts 0.61%
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)			40,000	1,018,400

Utilities 0.32%				542,000

Electric Utilities 0.32%
PPL Corp., 9.500%			10,000	542,000

		Maturity	Par value
Rate (%)		date		Value

Escrow Certificates 0.02% (0.01% of Total Investments)				$34,850

(Cost $0)

Consumer Discretionary 0.00%				0

SuperMedia, Inc. (I)	8.000	11/15/16	$2,000,000	0

Materials 0.02%				34,850

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	1,640,000	34,850

			Par value	Value

Short-Term Investments 0.72% (0.48% of Total Investments)				$1,200,000

(Cost $1,200,000)

Repurchase Agreement 0.72%				1,200,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $1,200,000, on 2-1-12, collateralized by $1,230,000 Federal Home Loan Mortgage Corp., 1.000% due 3-
8-17 (valued at $1,226,925, including interest)			1,200,000	1,200,000

Total investments (Cost $244,909,731)† 148.69%				$248,033,493

Other assets and liabilities, net (48.69%)				($81,219,565)

Total net assets 100.00%				$166,813,928

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security – (Interest Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security – (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

11

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $69,285,715 or 41.53% of the Fund's net assets as of 1-31-12.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-12 was $174,290,466.

The Fund had the following country concentration as a percentage of investments on 1-31-12:

United States	77.5%
Cayman Islands	4.8%
Mexico	2.4%
United Kingdom	2.2%
Luxembourg	1.7%
Argentina	1.7%
Canada	1.7%
Australia	1.1%
Peru	0.9%
Netherlands	0.9%
Other Countries	4.6%
Short-Term Investments	0.5%

12

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-12	Price	Inputs	Inputs

Corporate Bonds	$155,987,932	—	$155,313,738	$674,194
Convertible Bonds	2,656,570	—	2,656,570	—
Capital Preferred Securities	605,500	—	605,500	—
U.S. Government & Agency Obligations	57,040,237	—	57,040,237	—
Foreign Government Obligations	6,750,776	—	6,750,776	—
Term Loans	2,574,827	—	2,574,827	—
Collateralized Mortgage Obligations	10,637,495	—	10,587,373	50,122
Asset Backed Securities	2,574,079	—	2,417,679	156,400
Common Stocks	3,196,827	$3,104,764	—	92,063
Preferred Securities	4,809,250	2,836,717	533,781	1,438,752
Short-Term Investments	1,200,000	—	1,200,000	—

Total Investments in Securities	$248,033,493	$5,941,481	$239,680,481	$2,411,531
Other Financial Instruments
Interest Rate Swaps	($684,970)	—	($684,970)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED	ASSET
	CORPORATE	MORTGAGE	BACKED	COMMON	PREFEREED
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	TOTAL

Balance as of 10-31-11	$580,943	$54,485	$148,750	$221,001	$1,392,673	$2,397,852
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	93,251	(2,296)	7,650	(128,938)	46,079	15,746
Purchases	—	—	—	—	—	—
Sales	—	(2,067)	—	—	—	(2,067)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 1-31-12	$674,194	$50,122	$156,400	$92,063	$1,438,752	$2,411,531
Change in unrealized at period end*	$93,251	($2,296)	$7,650	($128,938)	$46,079	$15,746

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

13

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

During the period ended January 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2012.

Payments
	USD Notional	Payments	Received by	Maturity
Counterparty	Amount	Made by Fund	Fund	Date	Market Value

Morgan Stanley Capital			3 Month
Services	$22,000,000	1.442500%	LIBOR (a)	Aug 2016	($684,970)

(a) At 1-31-12, the 3-month LIBOR rate was 0.54235%.

Interest rate swap positions at January 31, 2012 were entered into on August 5, 2011. No interest rate swap position activity occurred during the period ended January 31, 2012.

14

John Hancock Investors Trust
As of 1-31-12 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

			LIABILITY
			DERIVATIVES
RISK	FINANCIAL INSTRUMENTS LOCATION	ASSET DERIVATIVES FAIR VALUE	FAIR VALUE

Interest rate	Interest Rate Swaps	-
contracts			($684,970)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012